Commitments Commitments - Operating Leases, Port Facilities and Other Commitments (Detail) $ in Millions	Nov. 30, 2016 USD ($)
Operating leases
Operating Leases Future Minimum Payments Due In 2017	$ 47
Operating Leases Future Minimum Payments Due In 2018	42
Operating Leases Future Minimum Payments Due In 2019	38
Operating Leases Future Minimum Payments Due In 2020	36
Operating Leases Future Minimum Payments Due In 2021	30
Operating Leases Future Minimum Payments Due Thereafter	198
Operating Leases Future Minimum Payments Due	391
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2017	228
Port Facilities And Other Contractual Commitments Due In 2018	195
Port Facilities And Other Contractual Commitments Due In 2019	117
Port Facilities And Other Contractual Commitments Due In 2020	108
Port Facilities And Other Contractual Commitments Due In 2021	102
Port Facilities And Other Contractual Commitments Due Thereafter	875
Port Facilities And Other Contractual Commitments Due	1,625
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2017	275
Leases And Other Future Minimum Payments Due In 2018	237
Leases And Other Future Minimum Payments Due In 2019	155
Leases And Other Future Minimum Payments Due In 2020	144
Leases And Other Future Minimum Payments Due In 2021	132
Leases And Other Future Minimum Payments Due Thereafter	1,073
Leases And Other Future Minimum Payments Due	$ 2,016